Note 14 - Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14 - STOCK OPTIONS

The following summarizes stock options activity for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Outstanding at beginning of year	-	$-	-	$-	5,146	$9.66
Expired	-	-	-	-	(5,146)	9.66

Outstanding and exercisable at end of year	-	$-	-	$-	-	$-

Options outstanding at December 31, 2009 at an exercise price of $9.66 expired May 5, 2010.